Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 10:- PROPERTY, PLANT AND EQUIPMENT, NET

a.	Property, plants and equipment, net, are comprised of the following as of the below dates:

	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:

Balance as of January 1, 2025	$143,081	$48,275	$5,161	$2,087	$198,604
Measurement period adjustments	(31)	(41)	10	-	(62)
Initially consolidated company	5,014	87	313	-	5,414
Purchases	12,832	722	2,665	64	16,283
Disposals	(2,338)	(2,643)	(2,991)	(10)	(7,982)
Loss of control	(48,768)	(7,812)	-	-	(56,580)
Exchange rate differences from translation of foreign operations	17,245	5,952	676	57	23,930

Balance as of December 31, 2025	$127,035	$44,540	$5,834	$2,198	$179,607

Accumulated depreciation:

Balance as of January 1, 2025	$113,460	$28,526	$3,316	$1,507	$146,809
Measurement period adjustments	(47)	(6)	(5)	-	(58)
Initially consolidated company	3,390	16	185	-	3,591
Depreciation	13,430	1,745	2,645	101	17,921
Disposals	(1,954)	(2,204)	(2,673)	(10)	(6,841)
Loss of control	(42,031)	(5,184)	-	-	(47,215)
Exchange rate differences from translation of foreign operations	13,474	3,789	416	107	17,786

Balance as of December 31, 2025	$99,722	$26,682	$3,884	$1,705	$131,993

Depreciated cost as of December 31, 2025	$27,313	$17,858	$1,950	$493	$47,614
	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:

Balance as of January 1, 2024	$137,060	$43,132	$5,562	$2,750	$188,504
Measurement period adjustments	(94)	81	3	(452)	(462)
Initially consolidated company	2,379	698	760	-	3,837
Purchases	10,843	5,164	427	122	16,556
Disposals	(5,851)	(285)	(1,521)	-	(7,657)
Exchange rate differences from translation of foreign operations	(1,256)	(515)	(70)	(333)	(2,174)

Balance as of December 31, 2024	$143,081	$48,275	$5,161	$2,087	$198,604

Accumulated depreciation:

Balance as of January 1, 2024	$103,951	$25,535	$3,880	$2,207	$135,573
Measurement period adjustments	2	-	1	(445)	(442)
Initially consolidated company	1,827	172	337	-	2,336
Depreciation	13,318	3,342	547	80	17,287
Disposals	(4,995)	(220)	(1,125)	-	(6,340)
Exchange rate differences from translation of foreign operations	(643)	(303)	(324)	(335)	(1,605)

Balance as of December 31, 2024	$113,460	$28,526	$3,316	$1,507	$146,809

Depreciated cost as of December 31, 2024	$29,621	$19,749	$1,845	$580	$51,795

b.	Depreciation expenses totaled $17,921, $17,287 and $18,513 for the years ended December 31, 2025, 2024 and 2023, respectively.